Cover	Feb. 25, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2021
Entity File Number	001-36728
Entity Registrant Name	ADMA BIOLOGICS, INC.
Entity Central Index Key	0001368514
Entity Tax Identification Number	56-2590442
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	465 State Route 17
Entity Address, City or Town	Ramsey
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07446
City Area Code	(201)
Local Phone Number	478-5552
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ADMA
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ